Aug. 31, 2025
Neuberger Large Cap Growth Fund | Class R6 Shares (NGRDX)
GOAL
The Fund seeks long-term growth of capital.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.51
Distribution and/or shareholder service (12b-1) fees	None
Other expenses	0.05
Total annual operating expenses	0.56
Fee waivers and/or expense reimbursement	0.01
Total annual operating expenses after fee waivers and/or expense reimbursement[1]	0.55
[1]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.55% of average net assets until 12/31/2026 and 0.65% of average net assets from 1/1/2027 until 8/31/2029. This undertaking may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayment must be made within three years after the year in which the Manager incurred the expense. “Other expenses” shown above include a repayment of less than 0.01%.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class R6	$56	$178	$312	$701

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000® Growth Index at the time of purchase.
The Portfolio Managers employ a research driven approach to stock selection, with a long term perspective that combines both quantitative analysis and qualitative judgment. The Portfolio Managers generally seek to identify what they believe to be faster growing companies or quality growth companies with key attributes that may include characteristics such as attractive sales growth, higher earnings visibility, or competitive returns on equity relative to their peers. In doing so, the Portfolio Managers analyze such factors as: balance sheet metrics; profit margin profiles; market share and competitive leadership of the company’s products; sales; cash flow and earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other large-capitalization companies.
As part of their fundamental investment analysis the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.
The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption. The Fund may also invest in private companies, including companies that have not yet issued securities publicly in an initial public offering.
The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, to attempt to enhance returns. The Fund will only sell (write) call options on individual stocks if it simultaneously holds an equivalent position in the stock underlying the option (“covered call option”).
The Fund seeks to reduce risk by investing across many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe may benefit from market or economic trends.
The Portfolio Managers follow a disciplined selling strategy that utilizes a process analyzing macroeconomic and/or security-specific circumstances, and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.
The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
The following performance prior to March 29, 2019 is that of the Fund’s Investor Class. Because Investor Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

year-by-year % Returns as of 12/31 each year

Best quarter:	Q2 2020	25.23%
Worst quarter:	Q4 2018	-16.86%
Year to Date performance as of:	09/30/2025	14.20%

average annual total % returns as of 12/31/2024
Large Cap Growth Fund
Large Cap Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	23.95	17.16	13.86
Return After Taxes on Distributions	22.29	15.09	11.56
Return After Taxes on Distributions and Sale of Fund Shares	15.45	13.35	10.61
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36	18.96	16.78

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.